Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
March 31, 2024
IDM-NPRT1-0524
1.9901935.102
Government Obligations - 98.2%
		Principal Amount (a)	Value ($)
Australia - 4.8%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	123,000	78,249
0.25% 11/21/25 (Reg. S)	AUD	62,192,000	38,296,703
0.5% 9/21/26 (Reg. S)	AUD	64,476,000	38,950,991
1% 12/21/30 (Reg. S)	AUD	48,912,000	26,651,414
1% 11/21/31 (Reg. S)	AUD	34,057,000	18,022,692
1.25% 5/21/32	AUD	53,000,000	28,200,722
1.75% 11/21/32 (Reg. S)	AUD	13,400,000	7,346,702
1.75% 6/21/51 (Reg. S)	AUD	35,412,000	13,516,972
2.5% 5/21/30 (Reg. S)	AUD	35,000,000	21,276,234
2.75% 11/21/27	AUD	55,551,000	35,162,168
2.75% 11/21/28	AUD	28,367,000	17,807,727
2.75% 11/21/29 (Reg. S)	AUD	52,813,000	32,784,341
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	9,582,608
2.75% 5/21/41(Reg. S)	AUD	29,578,000	15,760,276
3% 11/21/33(Reg. S)	AUD	34,500,000	20,750,677
3.25% 4/21/25 (Reg. S)	AUD	80,700,000	52,203,802
3.25% 4/21/29(Reg. S)	AUD	55,800,000	35,701,348
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	18,604,858
4.25% 4/21/26	AUD	12,100,000	7,975,874
4.5% 4/21/33	AUD	72,521,000	49,245,251
4.75% 4/21/27(Reg. S)	AUD	19,600,000	13,194,222
4.75% 6/21/54(Reg. S)	AUD	1,800,000	1,253,057
TOTAL AUSTRALIA			502,366,888
Austria - 4.7%
Austrian Republic:
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	15,759,815
0% 10/20/28(Reg. S) (b)	EUR	8,400,000	8,037,389
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	24,444,506
0% 2/20/31 (Reg. S) (b)	EUR	18,603,000	16,695,062
0% 10/20/40 (Reg. S) (b)	EUR	46,009,000	30,526,638
0.25% 10/20/36(Reg. S) (b)	EUR	24,709,000	19,238,577
0.5% 4/20/27 (Reg. S) (b)	EUR	58,716,000	59,199,270
0.5% 2/20/29 (Reg. S) (b)	EUR	26,300,000	25,593,921
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,822,780
0.75% 2/20/28 (Reg. S) (b)	EUR	47,597,000	47,740,117
0.75% 3/20/51 (Reg. S) (b)	EUR	47,277,000	30,187,900
0.85% 6/30/20 (Reg. S) (b)	EUR	9,316,000	4,718,339
0.9% 2/20/32 (Reg. S) (b)	EUR	36,230,000	34,002,724
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	30,831,596
1.5% 11/2/86 (Reg. S) (b)	EUR	10,300,000	6,829,353
2.1% 9/20/17 (Reg. S) (b)	EUR	6,220,000	5,173,540
2.9% 5/23/29(Reg. S) (b)	EUR	9,400,000	10,276,271
2.9% 2/20/33(Reg. S) (b)	EUR	32,600,000	35,444,840
2.9% 2/20/34(Reg. S) (b)	EUR	8,400,000	9,122,695
3.15% 6/20/44(Reg. S) (b)	EUR	4,680,000	5,147,878
3.8% 1/26/62 (b)	EUR	12,165,000	15,312,462
4.15% 3/15/37 (b)	EUR	16,199,000	19,741,218
4.85% 3/15/26 (b)	EUR	17,828,000	19,922,690
TOTAL AUSTRIA			486,769,581
Belgium - 4.8%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	38,428,000	37,757,088
0% 10/22/31 (b)	EUR	26,206,000	23,110,661
0.1% 6/22/30 (Reg. S) (b)	EUR	9,500,000	8,769,826
0.35% 6/22/32 (b)	EUR	41,590,000	37,028,987
0.65% 6/22/71 (Reg. S) (b)	EUR	11,403,000	5,293,605
0.8% 6/22/25 (Reg. S) (b)	EUR	51,678,000	54,113,677
0.8% 6/22/27 (b)	EUR	6,886,000	6,999,047
0.8% 6/22/28 (Reg. S) (b)	EUR	29,386,000	29,429,467
0.9% 6/22/29 (b)	EUR	29,176,000	28,880,721
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,911,403
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	18,909,082
1.4% 6/22/53 (Reg. S) (b)	EUR	31,810,000	22,215,693
1.6% 6/22/47 (b)	EUR	9,816,000	7,747,367
1.7% 6/22/50 (b)	EUR	25,449,000	19,858,674
1.9% 6/22/38(Reg. S) (b)	EUR	7,550,000	7,048,648
2.15% 6/22/66 (b)	EUR	7,830,000	6,452,121
2.85% 10/22/34(Reg. S) (b)	EUR	11,500,000	12,375,311
3% 6/22/33(Reg. S) (b)	EUR	19,500,000	21,376,196
3.3% 6/22/54 (Reg. S) (b)	EUR	7,000,000	7,485,946
3.45% 6/22/43(Reg. S) (b)	EUR	1,700,000	1,889,066
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,641,966
4.25% 3/28/41 (b)	EUR	44,660,000	54,965,388
4.5% 3/28/26 (b)	EUR	12,960,000	14,406,414
5% 3/28/35 (b)	EUR	46,949,000	60,532,925
TOTAL BELGIUM			501,199,279
Canada - 4.5%
Canadian Government:
0.25% 3/1/26	CAD	27,528,000	18,910,195
0.5% 12/1/30	CAD	63,762,000	38,932,690
1% 6/1/27	CAD	6,319,000	4,302,033
1.25% 3/1/27	CAD	30,500,000	20,960,799
1.25% 6/1/30	CAD	12,150,000	7,887,656
1.5% 6/1/26 (c)	CAD	21,563,000	15,102,617
1.5% 12/1/31	CAD	54,493,000	34,943,025
1.75% 12/1/53	CAD	42,000,000	21,689,432
2% 6/1/32	CAD	23,400,000	15,483,508
2% 12/1/51	CAD	64,869,000	36,127,515
2.25% 6/1/29	CAD	700,000	488,504
2.5% 12/1/32	CAD	24,700,000	16,917,258
2.75% 9/1/27	CAD	21,200,000	15,190,561
2.75% 6/1/33	CAD	15,500,000	10,801,354
3.25% 12/1/33	CAD	33,700,000	24,437,104
3.5% 8/1/25	CAD	24,000,000	17,503,761
3.5% 3/1/28	CAD	57,700,000	42,445,101
3.5% 12/1/45	CAD	3,419,000	2,557,050
3.75% 2/1/25	CAD	44,700,000	32,739,850
4% 3/1/29	CAD	38,100,000	28,720,067
4% 6/1/41	CAD	22,981,000	18,179,853
4.5% 2/1/26	CAD	29,700,000	22,053,053
5.75% 6/1/29	CAD	4,040,000	3,304,923
5.75% 6/1/33	CAD	14,800,000	12,831,656
TOTAL CANADA			462,509,565
Cyprus - 0.3%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,313,295
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,610,158
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,758,475
1.25% 1/21/40 (Reg. S)	EUR	5,374,000	4,173,967
2.25% 4/16/50 (Reg. S)	EUR	3,919,000	3,228,934
2.375% 9/25/28 (Reg. S)	EUR	2,600,000	2,730,958
2.75% 2/26/34 (Reg. S)	EUR	4,289,000	4,467,966
TOTAL CYPRUS			26,283,753
Denmark - 1.7%
Danish Kingdom:
0% 11/15/31	DKK	50,702,000	6,197,321
0% 11/15/31 (Reg. S)	DKK	232,327,000	28,397,400
0.25% 11/15/52 (Reg. S)	DKK	143,750,000	11,501,913
0.5% 11/15/27	DKK	143,587,000	19,398,995
0.5% 11/15/29(Reg. S)	DKK	149,126,000	19,572,727
1.75% 11/15/25	DKK	124,198,000	17,643,037
2.25% 11/15/33(Reg. S)	DKK	95,000,000	13,651,222
4.5% 11/15/39	DKK	310,564,000	56,439,004
TOTAL DENMARK			172,801,619
Estonia - 0.1%
Estonian Republic:
0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,224,714
3.25% 1/17/34(Reg. S)	EUR	2,200,000	2,349,735
4% 10/12/32(Reg. S)	EUR	6,500,000	7,410,977
TOTAL ESTONIA			11,985,426
Finland - 3.1%
Finnish Government:
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	17,754,891
0% 9/15/30 (Reg. S) (b)	EUR	17,105,000	15,573,139
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	20,072,406
0.125% 4/15/36 (Reg. S) (b)	EUR	23,991,000	18,633,932
0.125% 4/15/52 (Reg. S) (b)	EUR	25,200,000	12,981,748
0.25% 9/15/40 (Reg. S) (b)	EUR	22,189,000	15,511,784
0.5% 4/15/26 (Reg. S) (b)	EUR	33,649,000	34,571,672
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	13,807,636
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	18,722,395
0.5% 9/15/29 (Reg. S) (b)	EUR	21,445,000	20,645,123
0.5% 4/15/43(Reg. S) (b)	EUR	27,870,000	19,295,549
0.875% 9/15/25 (Reg. S) (b)	EUR	22,796,000	23,831,067
1.125% 4/15/34 (Reg. S) (b)	EUR	2,320,000	2,139,506
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	4,551,150
1.5% 9/15/32(Reg. S) (b)	EUR	31,260,000	30,603,173
2.75% 7/4/28 (b)	EUR	20,413,000	22,076,080
2.875% 4/15/29(Reg. S) (b)	EUR	10,200,000	11,113,498
3% 9/15/33(Reg. S) (b)	EUR	22,100,000	24,252,057
TOTAL FINLAND			326,136,806
France - 6.8%
French Government:
OAT:
3.25% 5/25/45 (b)	EUR	11,653,000	12,698,652
4.5% 4/25/41 (b)	EUR	1,710,000	2,184,002
0% 3/25/25(Reg. S) (b)	EUR	53,272,000	55,598,894
0% 2/25/26 (Reg. S) (b)	EUR	60,900,000	62,179,420
0% 2/25/27 (Reg. S) (b)	EUR	26,074,000	25,999,880
0% 11/25/29 (Reg. S) (b)	EUR	50,654,000	47,219,619
0% 11/25/30 (Reg. S) (b)	EUR	20,600,000	18,690,511
0% 11/25/31 (Reg. S) (b)	EUR	7,769,000	6,851,108
0% 5/25/32 (Reg. S) (b)	EUR	22,900,000	19,889,296
0.5% 5/25/29 (Reg. S) (b)	EUR	32,490,000	31,502,768
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	17,694,165
0.5% 6/25/44(Reg. S) (b)	EUR	7,500,000	4,923,602
0.5% 5/25/72 (b)	EUR	20,470,000	8,723,733
0.75% 2/25/28(Reg. S) (b)	EUR	14,300,000	14,343,090
0.75% 5/25/28 (Reg. S) (b)	EUR	12,780,000	12,770,998
0.75% 11/25/28(Reg. S) (b)	EUR	27,662,000	27,410,693
0.75% 5/25/52 (Reg. S) (b)	EUR	34,264,000	20,308,077
0.75% 5/25/53 (Reg. S) (b)	EUR	15,200,000	8,807,514
1.25% 5/25/36(Reg. S) (b)	EUR	75,986,000	67,971,560
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	7,410,487
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,646,291
1.75% 5/25/66 (b)	EUR	4,110,000	3,028,029
2% 11/25/32(Reg. S) (b)	EUR	32,000,000	32,590,936
2% 5/25/48 (b)	EUR	70,000	60,316
2.5% 9/24/26(Reg. S) (b)	EUR	15,600,000	16,695,150
2.5% 5/25/30 (b)	EUR	50,278,000	53,845,040
2.5% 5/25/43(Reg. S) (b)	EUR	22,700,000	22,095,126
2.75% 10/25/27 (b)	EUR	40,810,000	44,098,489
3% 5/25/33 (Reg. S) (b)	EUR	13,200,000	14,507,123
3% 5/25/54(Reg. S) (b)	EUR	6,300,000	6,433,014
3.5% 4/25/26 (b)	EUR	10,516,000	11,480,648
3.5% 11/25/33(Reg. S) (b)	EUR	15,500,000	17,691,359
4% 4/25/60 (b)	EUR	800,000	997,222
4.75% 4/25/35 (b)	EUR	36,000	45,679
TOTAL FRANCE			702,392,491
Germany - 4.8%
German Federal Republic:
0% 4/11/25 (Reg. S)	EUR	1,110,000	1,158,139
0% 10/10/25 (Reg. S)	EUR	39,774,000	41,043,930
0% 4/10/26 (Reg. S)	EUR	11,500,000	11,742,789
0% 10/9/26 (Reg. S)	EUR	33,949,000	34,318,668
0% 4/16/27 (Reg. S)	EUR	35,790,000	35,816,916
0% 8/15/29(Reg. S)	EUR	14,992,000	14,348,158
0% 8/15/30 (Reg. S)	EUR	31,124,000	29,183,959
0% 8/15/31	EUR	940,000	863,027
0% 2/15/32 (Reg. S)	EUR	15,890,000	14,414,150
0% 5/15/36 (Reg. S)	EUR	14,965,000	12,141,129
0% 8/15/50	EUR	16,203,000	9,318,387
0% 8/15/52 (Reg. S)	EUR	13,519,000	7,425,356
0.25% 2/15/27	EUR	1,710,000	1,729,804
0.25% 2/15/29	EUR	20,250,000	19,823,794
1.25% 8/15/48	EUR	4,320,000	3,643,123
1.3% 10/15/27(Reg. S)	EUR	12,400,000	12,874,737
1.7% 8/15/32(Reg. S)	EUR	20,300,000	21,008,860
1.8% 8/15/53(Reg. S)	EUR	17,000,000	15,869,771
2.1% 11/15/29(Reg. S)	EUR	5,600,000	5,981,072
2.2% 4/13/28(Reg. S)	EUR	19,000,000	20,353,228
2.2% 2/15/34(Reg. S)	EUR	13,000,000	13,909,624
2.3% 2/15/33(Reg. S)	EUR	20,600,000	22,302,762
2.4% 10/19/28(Reg. S)	EUR	9,900,000	10,701,015
2.5% 7/4/44	EUR	4,152,000	4,487,753
2.5% 8/15/46	EUR	7,381,000	7,996,436
2.5% 8/15/54(Reg. S)	EUR	5,700,000	6,206,389
2.6% 8/15/33(Reg. S)	EUR	11,800,000	13,075,170
2.8% 6/12/25 (Reg. S)	EUR	9,600,000	10,304,343
3.25% 7/4/42	EUR	31,970,000	38,340,011
4% 1/4/37	EUR	8,010,000	10,139,433
4.75% 7/4/34	EUR	650,000	855,232
4.75% 7/4/40	EUR	15,931,000	22,389,886
5.5% 1/4/31	EUR	12,481,000	16,138,735
6.5% 7/4/27	EUR	4,770,000	5,770,853
TOTAL GERMANY			495,676,639
Greece - 2.2%
Greek Government:
, yield at date of purchase 2.4453% to 2.557% 2/12/26 (b)	EUR	20,700,000	21,229,275
1.875% 1/24/52(Reg. S) (b)	EUR	10,500,000	7,744,735
2% 4/22/27(Reg. S) (b)	EUR	6,400,000	6,764,982
3.375% 2/15/25 (Reg. S) (b)	EUR	8,500,000	9,177,434
3.875% 6/15/28(Reg. S) (b)	EUR	33,100,000	37,066,445
3.9% 1/30/33(Reg. S)	EUR	97,700,000	110,509,935
4.2% 1/30/42(Reg. S)	EUR	28,100,000	31,850,271
TOTAL GREECE			224,343,077
Hong Kong - 0.2%
Hong Kong Government SAR:
1.25% 6/29/27	HKD	66,600,000	7,926,963
1.59% 3/4/36	HKD	33,800,000	3,392,150
1.68% 1/21/26	HKD	33,050,000	4,069,444
1.89% 3/2/32	HKD	1,600,000	182,269
1.97% 1/17/29	HKD	36,000,000	4,306,830
2.02% 3/7/34	HKD	12,000,000	1,317,185
2.13% 7/16/30	HKD	4,750,000	562,340
TOTAL HONG KONG			21,757,181
Ireland - 3.3%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	27,953,126
0.2% 5/15/27 (Reg. S)	EUR	7,634,000	7,637,023
0.2% 10/18/30 (Reg. S)	EUR	13,045,000	12,080,777
0.35% 10/18/32 (Reg. S)	EUR	43,512,000	38,850,900
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	20,296,042
0.55% 4/22/41 (Reg. S)	EUR	13,006,000	9,550,696
0.9% 5/15/28 (Reg. S)	EUR	19,128,000	19,309,745
1% 5/15/26(Reg. S)	EUR	50,217,000	52,145,312
1.1% 5/15/29 (Reg. S)	EUR	48,929,000	49,107,794
1.5% 5/15/50 (Reg. S)	EUR	25,043,000	19,674,246
1.7% 5/15/37	EUR	4,490,000	4,233,678
2% 2/18/45 (Reg.S)	EUR	23,584,000	21,605,432
2.4% 5/15/30 (Reg. S)	EUR	20,760,000	22,174,704
2.6% 10/18/34(Reg. S)	EUR	7,600,000	8,100,541
3% 10/18/43(Reg. S)	EUR	18,000,000	19,572,712
5.4% 3/13/25	EUR	13,372,000	14,673,073
TOTAL IRELAND			346,965,801
Italy - 6.0%
Italian Republic:
0% 4/1/26 (Reg. S)	EUR	51,571,000	52,215,675
0% 8/1/26(Reg. S)	EUR	12,600,000	12,637,886
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	23,902,599
0.45% 2/15/29(Reg. S)	EUR	29,560,000	28,022,451
0.6% 8/1/31 (Reg. S) (b)	EUR	17,143,000	15,200,741
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	15,818,273
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	27,711,157
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	32,072,094
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	28,263,016
1.45% 5/15/25	EUR	12,582,000	13,285,899
1.65% 3/1/32 (b)	EUR	1,710,000	1,621,313
1.7% 9/1/51 (Reg. S) (b)	EUR	5,786,000	3,892,590
1.8% 3/1/41 (Reg. S) (b)	EUR	31,210,000	24,673,705
2.15% 9/1/52 (Reg. S) (b)	EUR	22,110,000	16,242,144
2.15% 3/1/72 (Reg. S) (b)	EUR	4,097,000	2,775,066
2.5% 12/1/24	EUR	21,700,000	23,243,422
2.5% 12/1/32(Reg. S)	EUR	18,000,000	18,009,536
2.65% 12/1/27(Reg. S)	EUR	14,400,000	15,291,534
2.7% 3/1/47 (b)	EUR	5,850,000	5,057,791
2.8% 6/15/29(Reg. S)	EUR	16,700,000	17,671,917
2.8% 3/1/67 (b)	EUR	1,200,000	978,526
2.95% 2/15/27	EUR	15,600,000	16,737,663
3% 8/1/29	EUR	18,611,000	19,890,021
3.25% 9/1/46 (b)	EUR	9,830,000	9,366,335
3.5% 1/15/26(Reg. S)	EUR	17,100,000	18,514,749
3.7% 6/15/30(Reg. S)	EUR	5,900,000	6,501,991
3.8% 8/1/28(Reg. S)	EUR	9,700,000	10,732,745
3.85% 12/15/29(Reg. S)	EUR	5,900,000	6,563,237
4% 11/15/30(Reg. S)	EUR	3,000,000	3,360,782
4% 2/1/37 (b)	EUR	137,000	151,040
4.2% 3/1/34(Reg. S)	EUR	18,800,000	21,235,652
4.35% 11/1/33(Reg. S)	EUR	10,500,000	12,015,530
4.4% 5/1/33(Reg. S)	EUR	23,400,000	26,930,452
4.45% 9/1/43(Reg. S) (b)	EUR	13,700,000	15,477,949
4.5% 10/1/53(Reg. S) (b)	EUR	2,100,000	2,387,429
4.75% 9/1/44 (b)	EUR	11,726,000	13,815,361
5% 8/1/34 (b)	EUR	9,900,000	11,911,107
6% 5/1/31	EUR	20,409,000	25,718,196
7.25% 11/1/26	EUR	19,492,000	23,150,765
TOTAL ITALY			623,048,339
Japan - 20.3%
Japan Government:
0.005% 6/1/25	JPY	1,408,300,000	9,296,008
0.005% 8/1/25	JPY	7,780,900,000	51,344,277
0.005% 9/1/25	JPY	2,255,300,000	14,878,753
0.005% 3/20/26	JPY	676,550,000	4,453,887
0.005% 6/20/26	JPY	4,721,750,000	31,063,176
0.005% 6/20/27	JPY	2,590,000,000	16,993,261
0.1% 1/1/26	JPY	2,337,000,000	15,417,438
0.1% 2/1/26	JPY	4,521,200,000	29,819,372
0.1% 3/20/27	JPY	3,530,000,000	23,244,413
0.1% 6/20/27	JPY	5,020,150,000	33,040,201
0.1% 9/20/27	JPY	5,328,100,000	35,039,526
0.1% 9/20/27	JPY	30,000,000	197,291
0.1% 3/20/28	JPY	6,334,600,000	41,553,603
0.1% 9/20/28	JPY	1,415,100,000	9,257,229
0.1% 6/20/31	JPY	11,358,600,000	73,017,535
0.2% 12/20/27	JPY	1,559,000,000	10,278,092
0.2% 3/20/28	JPY	2,462,400,000	16,216,412
0.2% 6/20/28	JPY	3,820,600,000	25,146,605
0.2% 12/20/28	JPY	7,138,500,000	46,829,371
0.2% 3/20/32	JPY	2,048,200,000	13,168,392
0.2% 9/20/32	JPY	1,023,200,000	6,542,113
0.2% 6/20/36	JPY	4,474,500,000	27,153,222
0.3% 12/20/25	JPY	3,000,000,000	19,867,420
0.3% 9/20/28	JPY	2,825,200,000	18,644,864
0.3% 12/20/28	JPY	3,077,800,000	20,285,056
0.4% 3/20/25	JPY	9,610,400,000	63,697,945
0.4% 6/20/25	JPY	1,615,650,000	10,715,608
0.4% 9/20/28	JPY	2,067,700,000	13,703,259
0.4% 12/20/28	JPY	410,800,000	2,720,621
0.4% 6/20/33	JPY	10,242,300,000	66,163,580
0.4% 6/20/41	JPY	27,727,900,000	157,785,996
0.4% 3/20/56	JPY	140,000,000	618,837
0.5% 12/20/32	JPY	6,077,800,000	39,775,905
0.5% 3/20/33	JPY	13,766,200,000	89,908,618
0.5% 3/20/60	JPY	597,800,000	2,599,154
0.6% 6/20/24	JPY	410,400,000	2,714,556
0.6% 12/20/33	JPY	15,759,800,000	103,078,961
0.6% 12/20/36	JPY	8,330,000,000	52,777,577
0.7% 6/20/51	JPY	8,714,150,000	45,162,415
0.7% 3/20/61	JPY	5,773,100,000	26,726,806
0.8% 9/20/33	JPY	5,624,900,000	37,576,249
0.8% 3/20/42	JPY	15,485,900,000	93,424,845
0.9% 6/20/42	JPY	3,810,000,000	23,309,005
1% 3/20/52	JPY	9,999,000,000	55,692,673
1.1% 3/20/43	JPY	8,054,000,000	50,541,537
1.1% 6/20/43	JPY	6,114,400,000	38,239,437
1.2% 6/20/53	JPY	5,376,400,000	31,311,546
1.3% 12/20/43	JPY	10,894,400,000	70,196,841
1.3% 6/20/52	JPY	2,660,000,000	15,952,444
1.3% 3/20/63	JPY	2,952,200,000	16,428,999
1.4% 12/20/42	JPY	7,799,400,000	51,624,011
1.4% 12/20/45	JPY	970,400,000	6,266,638
1.4% 9/20/52	JPY	2,841,600,000	17,437,791
1.4% 3/20/53	JPY	5,827,900,000	35,691,171
1.5% 9/20/43	JPY	2,695,500,000	18,010,598
1.6% 3/20/33	JPY	4,250,200,000	30,457,801
1.6% 12/20/52	JPY	7,051,200,000	45,341,852
1.6% 12/20/53	JPY	5,076,700,000	32,408,649
1.7% 9/20/32	JPY	200,000,000	1,442,753
1.8% 9/20/53	JPY	2,224,000,000	14,913,493
2% 3/20/25	JPY	40,000,000	269,185
2.1% 6/20/27	JPY	730,000,000	5,113,183
2.3% 3/20/40	JPY	1,641,350,000	12,560,480
2.4% 6/20/28	JPY	4,480,650,000	32,211,665
2.4% 3/20/48	JPY	4,353,800,000	33,396,102
2.5% 6/20/34	JPY	8,518,600,000	65,951,341
TOTAL JAPAN			2,106,667,644
Latvia - 0.4%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	5,378,000	4,591,863
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,164,061
0.375% 10/7/26 (Reg. S)	EUR	6,887,000	6,933,788
1.125% 5/30/28 (Reg. S)	EUR	7,800,000	7,749,149
1.375% 9/23/25 (Reg. S)	EUR	10,220,000	10,715,800
1.375% 5/16/36 (Reg. S)	EUR	1,833,000	1,539,133
1.875% 2/19/49 (Reg. S)	EUR	4,878,000	3,710,417
2.25% 2/15/47(Reg. S)	EUR	1,380,000	1,127,910
TOTAL LATVIA			38,532,121
Lithuania - 0.4%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,219,490
0.75% 5/6/30 (Reg. S)	EUR	3,462,000	3,205,079
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,267,564
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,115,984
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	724,861
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,260,701
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,360,361
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,845,452
3.875% 6/14/33(Reg. S)	EUR	5,200,000	5,783,580
4.125% 4/25/28(Reg. S)	EUR	13,600,000	15,126,286
TOTAL LITHUANIA			41,909,358
Luxembourg - 0.5%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	180,998
0% 11/13/26 (Reg. S)	EUR	10,726,000	10,749,341
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,722,300
0% 3/24/31 (Reg. S)	EUR	8,103,000	7,266,233
0% 9/14/32 (Reg. S)	EUR	6,197,000	5,339,204
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,717,386
1.375% 5/25/29(Reg. S)	EUR	3,870,000	3,911,614
1.75% 5/25/42(Reg. S)	EUR	2,630,000	2,363,023
3% 3/2/33 (Reg. S)	EUR	8,500,000	9,375,730
3.25% 3/2/43(Reg. S)	EUR	5,700,000	6,395,152
TOTAL LUXEMBOURG			53,020,981
Netherlands - 4.7%
Dutch Government:
0% 1/15/26 (b)	EUR	30,220,000	30,974,661
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,091,116
0% 1/15/29(Reg. S) (b)	EUR	4,200,000	4,025,038
0% 7/15/30 (Reg. S) (b)	EUR	50,213,000	46,420,239
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	6,268,801
0% 1/15/38 (Reg. S) (b)	EUR	28,830,000	21,538,811
0% 1/15/52 (Reg. S) (b)	EUR	17,227,000	9,170,755
0.25% 7/15/25 (b)	EUR	35,050,000	36,455,727
0.25% 7/15/29(Reg. S) (b)	EUR	12,200,000	11,722,182
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,756,679
0.5% 7/15/32 (Reg. S) (b)	EUR	16,600,000	15,225,618
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	33,258,270
0.75% 7/15/27 (Reg. S) (b)	EUR	40,302,000	41,016,507
0.75% 7/15/28 (b)	EUR	78,754,000	78,957,835
2% 1/15/54(Reg. S) (b)	EUR	19,600,000	18,337,343
2.5% 1/15/33 (b)	EUR	11,430,000	12,305,074
2.5% 7/15/33(Reg. S) (b)	EUR	26,500,000	28,456,212
2.5% 7/15/34(Reg. S) (b)	EUR	5,300,000	5,667,587
2.75% 1/15/47 (b)	EUR	18,665,000	20,446,841
3.75% 1/15/42 (b)	EUR	36,330,000	44,994,352
4% 1/15/37 (b)	EUR	8,170,000	10,082,921
TOTAL NETHERLANDS			487,172,569
New Zealand - 1.7%
New Zealand Government:
0.25% 5/15/28	NZD	39,600,000	20,026,414
0.5% 5/15/26	NZD	51,379,000	28,180,815
1.5% 5/15/31	NZD	40,200,000	19,725,084
1.75% 5/15/41	NZD	9,264,000	3,538,494
2% 5/15/32	NZD	41,113,000	20,406,172
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	21,746,615
2.75% 5/15/51	NZD	31,500,000	12,825,609
3% 4/20/29	NZD	39,494,000	22,142,196
3.5% 4/14/33 (Reg. S)	NZD	28,700,000	15,825,310
4.5% 4/15/27	NZD	26,900,000	16,105,155
TOTAL NEW ZEALAND			180,521,864
Norway - 1.1%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	953,311
1.375% 8/19/30 (Reg. S) (b)	NOK	313,381,000	25,367,220
1.5% 2/19/26 (Reg. S) (b)	NOK	76,672,000	6,762,475
1.75% 3/13/25 (Reg. S) (b)	NOK	199,500,000	17,947,109
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	23,003,621
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	6,365,254
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	3,978,014
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	11,798,868
3% 8/15/33(Reg. S) (b)	NOK	97,000,000	8,519,607
3.5% 10/6/42(Reg. S) (b)	NOK	36,600,000	3,460,995
3.625% 4/13/34(Reg. S) (b)	NOK	73,000,000	6,748,289
TOTAL NORWAY			114,904,763
Portugal - 4.3%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,238,911
0.475% 10/18/30 (Reg. S) (b)	EUR	16,191,000	15,223,262
0.7% 10/15/27 (Reg. S) (b)	EUR	33,005,000	33,425,448
0.9% 10/12/35 (Reg. S) (b)	EUR	20,277,000	17,340,761
1% 4/12/52 (Reg. S) (b)	EUR	14,615,000	8,902,459
1.15% 4/11/42 (Reg. S) (b)	EUR	27,900,000	21,274,620
1.65% 7/16/32 (Reg. S) (b)	EUR	71,240,000	70,413,829
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	48,672,242
2.875% 10/15/25 (Reg. S) (b)	EUR	73,288,000	78,832,721
2.875% 7/21/26(Reg. S) (b)	EUR	27,450,000	29,670,108
2.875% 10/20/34(Reg. S) (b)	EUR	29,200,000	31,118,720
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	18,520,023
4.1% 2/15/45(Reg. S) (b)	EUR	7,847,000	9,320,098
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	33,085,000	35,089,457
4.1% 4/15/37 (b)	EUR	24,573,000	29,136,454
TOTAL PORTUGAL			449,179,113
Singapore - 2.5%
Republic of Singapore:
, yield at date of purchase 2.1345% to 3.2056% 10/1/51	SGD	41,700,000	24,408,513
1.625% 7/1/31	SGD	41,154,000	27,579,762
1.875% 3/1/50	SGD	19,850,000	11,715,451
2.125% 6/1/26	SGD	65,913,000	47,553,726
2.25% 8/1/36	SGD	8,615,000	5,831,894
2.375% 7/1/39	SGD	5,400,000	3,655,803
2.625% 5/1/28	SGD	3,800,000	2,757,650
2.625% 8/1/32	SGD	31,700,000	22,667,738
2.75% 4/1/42	SGD	49,317,000	35,039,633
2.875% 9/1/27	SGD	36,200,000	26,546,584
2.875% 8/1/28	SGD	22,500,000	16,538,955
2.875% 7/1/29	SGD	3,553,000	2,609,221
3% 8/1/72(Reg. S)	SGD	2,000,000	1,474,161
3.375% 9/1/33	SGD	23,600,000	17,853,503
3.5% 3/1/27	SGD	18,124,000	13,524,510
TOTAL SINGAPORE			259,757,104
Slovakia - 1.7%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	8,507,032
0.25% 5/14/25 (Reg. S)	EUR	35,344,000	36,670,462
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,863,726
1% 6/12/28 (Reg. S)	EUR	13,930,000	13,821,414
1% 10/9/30 (Reg. S)	EUR	14,233,000	13,335,094
1% 5/14/32 (Reg. S)	EUR	18,381,000	16,620,900
1% 10/13/51 (Reg. S)	EUR	920,000	530,536
1.375% 1/21/27	EUR	3,150,000	3,234,168
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	4,242,701
2% 10/17/47 (Reg. S)	EUR	18,134,000	14,005,185
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	952,752
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	15,699,182
3.625% 6/8/33(Reg. S)	EUR	24,500,000	26,881,430
3.75% 3/6/34(Reg. S)	EUR	13,900,000	15,268,343
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,414,887
TOTAL SLOVAKIA			177,047,812
Slovenia - 0.8%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	5,960,000	5,283,004
0.4875% 10/20/50 (Reg. S)	EUR	6,065,000	3,307,404
0.6875% 3/3/81(Reg. S)	EUR	4,248,000	1,935,382
0.875% 7/15/30 (Reg. S)	EUR	14,118,000	13,555,772
1% 3/6/28(Reg. S)	EUR	9,000,000	9,073,983
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	4,420,807
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	6,332,520
1.75% 11/3/40 (Reg. S)	EUR	8,240,000	7,220,100
2.125% 7/28/25 (Reg. S)	EUR	261,000	277,138
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	7,142,789
3% 3/10/34(Reg. S)	EUR	2,300,000	2,460,028
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	6,572,771
3.625% 3/11/33(Reg. S)	EUR	4,400,000	4,975,980
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	13,801,619
TOTAL SLOVENIA			86,359,297
Spain - 4.7%
Spanish Kingdom:
0% 5/31/25	EUR	39,010,000	40,502,160
0% 1/31/26	EUR	32,671,000	33,352,012
0% 1/31/27	EUR	31,580,000	31,409,209
0% 1/31/28	EUR	25,308,000	24,532,227
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,977,392
0.6% 10/31/29 (Reg. S) (b)	EUR	19,277,000	18,426,301
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	20,097,616
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	23,869,028
0.8% 7/30/29	EUR	24,230,000	23,533,488
0.85% 7/30/37 (Reg. S) (b)	EUR	23,974,000	18,906,840
1% 7/30/42(Reg. S) (b)	EUR	11,860,000	8,467,838
1% 10/31/50 (Reg. S) (b)	EUR	15,809,000	9,464,119
1.2% 10/31/40 (Reg. S) (b)	EUR	600,000	459,694
1.25% 10/31/30 (Reg. S) (b)	EUR	8,115,000	7,903,107
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	14,547,577
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,819,296
1.45% 10/31/71 (Reg. S) (b)	EUR	11,359,000	6,148,560
1.9% 10/31/52 (Reg. S) (b)	EUR	12,800,000	9,454,866
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,448,713
2.55% 10/31/32(Reg. S) (b)	EUR	39,300,000	40,917,815
2.7% 10/31/48 (b)	EUR	3,843,000	3,513,918
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	691,972
3.15% 4/30/33 (Reg. S) (b)	EUR	7,100,000	7,711,130
3.25% 4/30/34(Reg. S) (b)	EUR	4,300,000	4,676,075
3.45% 7/30/43(Reg. S) (b)	EUR	14,400,000	15,163,024
3.5% 5/31/29(Reg. S)	EUR	16,200,000	18,027,488
3.55% 10/31/33(Reg. S) (b)	EUR	27,400,000	30,625,200
4.2% 1/31/37 (b)	EUR	6,230,000	7,335,556
5.15% 10/31/44 (b)	EUR	14,225,000	18,774,160
5.75% 7/30/32	EUR	6,620,000	8,580,526
6% 1/31/29	EUR	6,030,000	7,436,983
TOTAL SPAIN			482,773,890
Sweden - 1.3%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	176,865,000	14,144,383
0.5% 11/24/45	SEK	48,860,000	3,032,068
0.75% 5/12/28	SEK	111,760,000	9,754,192
0.75% 11/12/29	SEK	246,520,000	21,120,942
1% 11/12/26 (Reg. S)	SEK	276,075,000	24,712,034
1.375% 6/23/71	SEK	34,910,000	2,066,943
1.75% 11/11/33(Reg. S)	SEK	156,700,000	13,855,009
2.25% 6/1/32	SEK	87,865,000	8,143,257
2.5% 5/12/25	SEK	223,435,000	20,713,660
3.5% 3/30/39	SEK	171,525,000	17,923,113
TOTAL SWEDEN			135,465,601
Switzerland - 2.3%
Switzerland Confederation:
0% 6/26/34 (Reg. S)	CHF	13,300,000	13,749,060
0% 7/24/39 (Reg. S)	CHF	2,070,000	2,074,806
0.25% 6/23/35(Reg. S)	CHF	7,110,000	7,515,243
0.5% 6/27/32	CHF	27,300,000	29,820,130
0.5% 6/28/45	CHF	2,836,000	3,041,333
0.5% 5/24/55(Reg. S)	CHF	15,200,000	16,069,443
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	4,176,160
1.25% 5/28/26	CHF	5,574,000	6,226,365
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	7,710,661
1.25% 6/28/43(Reg. S)	CHF	6,200,000	7,620,600
1.5% 4/30/42	CHF	14,124,000	17,891,977
2% 6/25/64 (Reg. S)	CHF	2,342,000	3,899,533
2.25% 6/22/31(Reg. S)	CHF	2,719,000	3,344,950
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	4,199,189
3.5% 4/8/33	CHF	26,804,000	37,044,177
4% 4/8/28	CHF	25,010,000	31,251,338
4% 1/6/49 (Reg. S)	CHF	19,826,000	38,566,665
TOTAL SWITZERLAND			234,201,630
United Kingdom - 4.2%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/28 (Reg. S)	GBP	2,396,000	2,624,829
0.25% 7/31/31 (Reg. S)	GBP	12,200,000	11,939,011
0.375% 10/22/26 (Reg. S)	GBP	21,340,000	24,540,362
0.375% 10/22/30 (Reg. S)	GBP	12,977,000	13,188,294
0.5% 1/31/29(Reg. S)	GBP	24,400,000	26,316,468
0.625% 6/7/25	GBP	38,680,000	46,670,468
0.625% 7/31/35 (Reg. S)	GBP	155,000	135,985
0.875% 1/31/46 (Reg. S)	GBP	5,392,000	3,480,339
1.125% 10/22/73(Reg. S)	GBP	8,400,000	4,035,244
1.25% 7/22/27	GBP	18,140,000	21,016,375
1.25% 10/22/41 (Reg. S)	GBP	54,457,000	43,088,656
1.25% 7/31/51(Reg. S)	GBP	67,940,000	43,295,413
1.5% 7/22/26(Reg. S)	GBP	6,200,000	7,388,617
1.625% 10/22/28	GBP	3,570,000	4,104,402
1.625% 10/22/71 (Reg. S)	GBP	19,072,000	11,515,913
3.25% 1/31/33(Reg. S)	GBP	23,900,000	28,770,507
3.5% 10/22/25(Reg. S)	GBP	15,700,000	19,516,537
3.5% 7/22/68	GBP	1,510,000	1,612,946
3.75% 10/22/53(Reg. S)	GBP	20,800,000	23,414,696
4% 10/22/63(Reg. S)	GBP	2,900,000	3,417,561
4.25% 6/7/32	GBP	10,600,000	13,802,523
4.25% 3/7/36 (Reg. S)	GBP	2,199,000	2,832,731
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	18,626,236
4.5% 6/7/28(Reg. S)	GBP	8,500,000	10,962,151
4.5% 9/7/34	GBP	2,430,000	3,207,264
4.5% 12/7/42	GBP	6,500,000	8,371,334
4.625% 1/31/34(Reg. S)	GBP	4,000,000	5,331,998
4.75% 12/7/30	GBP	22,792,000	30,441,158
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	4,840,000	4,008,620
TOTAL UNITED KINGDOM			437,656,638
TOTAL GOVERNMENT OBLIGATIONS (Cost $11,534,310,785)			10,189,406,830

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $11,534,310,785)	10,189,406,830
NET OTHER ASSETS (LIABILITIES) - 1.8%	188,604,850
NET ASSETS - 100.0%	10,378,011,680

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	265	Jun 2024	33,807,113	193,683	193,683
ICE Long Gilt Contracts (United Kingdom)	538	Jun 2024	67,862,927	1,741,156	1,741,156

TOTAL FUTURES CONTRACTS					1,934,839
The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	773,239,000	USD	504,847,743	BNP Paribas S.A.	4/02/24	(966,548)
AUD	511,000	USD	334,161	Brown Brothers Harriman & Co	4/02/24	(1,168)
CAD	17,635,106	USD	13,028,217	Bank of America, N.A.	4/02/24	(9,055)
CAD	16,073,000	USD	11,852,161	Royal Bank of Canada	4/02/24	13,772
CAD	612,124,410	USD	450,522,124	Royal Bank of Canada	4/02/24	1,380,286
CHF	201,114,975	USD	221,981,209	HSBC Bank	4/02/24	1,021,480
DKK	1,134,813,000	USD	164,704,354	Bank of America, N.A.	4/02/24	(568,164)
EUR	10,000,000	USD	10,861,905	BNP Paribas S.A.	4/02/24	(73,405)
EUR	5,983,000	USD	6,486,541	Brown Brothers Harriman & Co	4/02/24	(31,782)
EUR	4,847,000	USD	5,261,123	Royal Bank of Canada	4/02/24	(31,937)
EUR	27,364,000	USD	29,545,157	Royal Bank of Canada	4/02/24	(23,506)
EUR	5,021,701,000	USD	5,431,572,236	State Street Bank and Trust Co	4/02/24	(13,910,132)
GBP	1,655,000	USD	2,091,803	BNP Paribas S.A.	4/02/24	(2,945)
GBP	1,243,000	USD	1,569,250	Canadian Imperial Bk. of Comm.	4/02/24	(398)
GBP	336,711,000	USD	424,996,624	HSBC Bank	4/02/24	(16,838)
HKD	2,232,000	USD	285,368	Brown Brothers Harriman & Co	4/02/24	(198)
HKD	170,803,107	USD	21,833,760	Goldman Sachs Bank USA	4/02/24	(11,186)
JPY	13,158,124,349	USD	86,937,470	Bank of America, N.A.	4/02/24	(16,316)
JPY	820,650,000	USD	5,424,731	Brown Brothers Harriman & Co	4/02/24	(3,605)
JPY	306,669,708,378	USD	2,028,238,812	JPMorgan Chase Bank, N.A.	4/02/24	(2,411,699)
NOK	2,166,000	USD	202,205	Bank of America, N.A.	4/02/24	(2,693)
NOK	1,245,147,673	USD	115,510,708	Bank of America, N.A.	4/02/24	(819,263)
NZD	304,043,000	USD	182,729,843	Bank of America, N.A.	4/02/24	(1,079,352)
SEK	1,410,352,777	USD	132,951,808	State Street Bank and Trust Co	4/02/24	(1,192,393)
SGD	350,996,829	USD	260,394,994	BNP Paribas S.A.	4/02/24	(445,482)
SGD	1,250,698	USD	926,450	BNP Paribas S.A.	4/02/24	(178)
SGD	1,822,000	USD	1,354,350	Brown Brothers Harriman & Co	4/02/24	(4,970)
USD	3,499,977	AUD	5,381,000	HSBC Bank	4/02/24	(6,551)
USD	499,120,209	AUD	768,369,000	State Street Bank and Trust Co	4/02/24	(1,587,451)
USD	17,851,866	CAD	24,193,000	JPMorgan Chase Bank, N.A.	4/02/24	(8,678)
USD	445,460,914	CAD	604,094,000	Royal Bank of Canada	4/02/24	(513,026)
USD	4,872,208	CHF	4,291,000	Canadian Imperial Bk. of Comm.	4/02/24	114,210
USD	228,069,896	CHF	200,114,000	HSBC Bank	4/02/24	6,177,120
USD	1,989,673	CHF	1,788,000	JPMorgan Chase Bank, N.A.	4/02/24	7,082
USD	165,114,144	DKK	1,134,813,000	Bank of America, N.A.	4/02/24	977,954
USD	5,504,303,335	EUR	5,074,054,000	Bank of America, N.A.	4/02/24	30,160,197
USD	33,698,718	EUR	31,147,000	Bank of America, N.A.	4/02/24	95,777
USD	20,850,450	EUR	19,185,000	Bank of America, N.A.	4/02/24	152,713
USD	429,516,952	GBP	339,380,000	BNP Paribas S.A.	4/02/24	1,168,488
USD	23,009,715	HKD	179,940,000	State Street Bank and Trust Co	4/02/24	19,770
USD	62,568,971	JPY	9,338,300,000	BNP Paribas S.A.	4/02/24	881,165
USD	1,996,036,723	JPY	299,535,650,000	JPMorgan Chase Bank, N.A.	4/02/24	17,336,432
USD	5,046,580	NOK	53,555,000	Brown Brothers Harriman & Co	4/02/24	113,590
USD	113,946,613	NOK	1,204,124,000	State Street Bank and Trust Co	4/02/24	3,033,888
USD	169,507,107	NZD	278,669,000	State Street Bank and Trust Co	4/02/24	3,016,313
USD	15,448,553	NZD	25,377,000	State Street Bank and Trust Co	4/02/24	287,065
USD	137,626,112	SEK	1,421,152,000	Bank of America, N.A.	4/02/24	4,857,801
USD	253,139,364	SGD	340,356,000	BNP Paribas S.A.	4/02/24	1,070,488
USD	10,054,955	SGD	13,514,000	Brown Brothers Harriman & Co	4/02/24	46,438
EUR	1,000,000	USD	1,084,053	Brown Brothers Harriman & Co	5/02/24	(3,906)
USD	507,257,513	AUD	776,270,000	BNP Paribas S.A.	5/02/24	964,903
USD	17,463,225	CAD	23,628,000	Bank of America, N.A.	5/02/24	12,147
USD	450,711,215	CAD	612,110,000	Royal Bank of Canada	5/02/24	(1,378,641)
USD	222,620,523	CHF	201,027,000	HSBC Bank	5/02/24	(1,027,340)
USD	163,454,797	DKK	1,124,569,000	Bank of America, N.A.	5/02/24	556,176
USD	54,081,814	EUR	50,010,000	Citibank, N. A.	5/02/24	63,663
USD	29,478,034	EUR	27,269,000	Royal Bank of Canada	5/02/24	23,506
USD	5,459,530,050	EUR	5,041,513,000	State Street Bank and Trust Co	5/02/24	13,954,942
USD	427,296,292	GBP	338,482,000	HSBC Bank	5/02/24	11,173
USD	21,942,172	HKD	171,489,000	Goldman Sachs Bank USA	5/02/24	10,254
USD	81,383,424	JPY	12,261,400,000	Bank of America, N.A.	5/02/24	14,404
USD	2,035,791,426	JPY	306,414,500,000	JPMorgan Chase Bank, N.A.	5/02/24	2,365,584
USD	116,087,360	NOK	1,250,435,000	Bank of America, N.A.	5/02/24	820,507
USD	183,040,601	NZD	304,555,000	Bank of America, N.A.	5/02/24	1,076,907
USD	130,564,206	SEK	1,383,348,000	State Street Bank and Trust Co	5/02/24	1,172,447
USD	260,995,431	SGD	351,339,000	BNP Paribas S.A.	5/02/24	429,518
USD	1,235,804	SGD	1,666,000	BNP Paribas S.A.	5/02/24	237

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						67,259,591
Unrealized Appreciation						93,408,397
Unrealized Depreciation						(26,148,806)

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,597,118,495 or 34.7% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,237,307.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	149,869,926	636,854,864	786,724,790	1,083,679	-	-	-	0.0%
Total	149,869,926	636,854,864	786,724,790	1,083,679	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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